Note 02 - Derivative Instruments, Hedging and Risk Management Activities (Table)	9 Months Ended
Sep. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity in 2011	As of September 30, 2011

Futures and Forward contracts	(10,994)
Option contracts	(7,578)

* A negative notional value represents a sale position.

Sale of Ethanol [Table Text Block]

	Notional amount in
	thousands of m3	Fair Value	Maturity

Forward Contract
Long position	715	US$26	2016

Foreign Currency Derivative Contracts [Table Text Block]

Foreign Currency	Notional Amount US$ million

Sell USD / Pay BRL	(112)

Cross Currency Swaps [Table Text Block]

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Average Pay Rate (USD)	5.69	US$298
Average Receive Rate (JPY)	2.15	JPY$35,000

Location and Amounts of Derivative Fair Value [Table Text Block]

	Derivatives
In millions of dollars	Asset		Liability
As of September 30,	2011		2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	130		-

Total		130		-

Derivatives not qualified as
hedging instruments under
Codification Topic 815
			Other payables and accruals
Foreign exchange contracts	Other current assets	17		(14)
			Other payables and accruals
Commodity contracts	Other current assets	93		(11)

Total		110		(25)

Total Derivatives		240		(25)

The effect of derivative instruments on the balance sheet for the year ended December 31, 2010 is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of December 31,	2010		2010
	Balance Sheet	Fair	Balance Sheet	Fair
	Caption	Value	Caption	Value
Derivatives qualified as hedging
instruments under Codification
Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging
instruments under Codification
Topic 815
			Other payable and accruals
Foreign exchange contracts	Other current assets	2		-
			Other payables and accruals
Commodity contracts	Other current assets	48		(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments for the nine-month period ended September 30, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2011		September 30, 2011	September 30, 2011

Foreign exchange contracts

	7	Financial Expenses	(19)	3

	7		(19)	3

The effect of derivative instruments for the nine-month period ended September 30, 2010, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	P&L caption of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 30, 2010		September 30, 2010	September 30, 2010

Foreign exchange contracts

	20	Financial Expenses	(35)	-

	20		(35)	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2011

Foreign exchange contracts	Financial income/(expenses) net	12
Commodity contracts	Financial income/(expenses) net	(52)

Total		(40)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	P&L caption of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		September 30, 2010

Foreign exchange contracts	Financial income/(expenses) net	6
Commodity contracts	Financial income/(expenses) net	23

Total		29